Offerings	Dec. 17, 2025 USD ($) shares $ / shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Shares of Common Stock, $0.0001 par value
Amount Registered | shares	235,000
Proposed Maximum Offering Price per Unit | $ / shares	1.1859
Maximum Aggregate Offering Price	$ 278,686.50
Fee Rate	0.01381%
Amount of Registration Fee	$ 38.49
Offering Note	Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) under the Securities Act of 1933, as amended, based upon the average of the high and low sale price of the Registrant’s common stock on December 16, 2025 as reported in the Nasdaq Stock Market.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Shares of Common Stock, $0.0001 par value underlying the Pre-Funded Warrants
Amount Registered | shares	2,131,864
Proposed Maximum Offering Price per Unit | $ / shares	1.1859
Maximum Aggregate Offering Price	$ 2,528,177.52
Fee Rate	0.01381%
Amount of Registration Fee	$ 349.14
Offering Note	Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) under the Securities Act of 1933, as amended, based upon the average of the high and low sale price of the Registrant’s common stock on December 16, 2025 as reported in the Nasdaq Stock Market.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Shares of Common Stock, $0.0001 par value underlying the Common Warrants
Amount Registered | shares	4,733,728
Proposed Maximum Offering Price per Unit | $ / shares	1.1859
Maximum Aggregate Offering Price	$ 5,613,728.04
Fee Rate	0.01381%
Amount of Registration Fee	$ 775.26
Offering Note	Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) under the Securities Act of 1933, as amended, based upon the average of the high and low sale price of the Registrant’s common stock on December 16, 2025 as reported in the Nasdaq Stock Market.
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Shares of Common Stock, $0.0001 par value underlying the Placement Agent Warrants
Amount Registered | shares	118,343
Proposed Maximum Offering Price per Unit | $ / shares	1.1859
Maximum Aggregate Offering Price	$ 140,342.96
Fee Rate	0.01381%
Amount of Registration Fee	$ 19.38
Offering Note	Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) under the Securities Act of 1933, as amended, based upon the average of the high and low sale price of the Registrant’s common stock on December 16, 2025 as reported in the Nasdaq Stock Market.
Offering: 5
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Shares of Common Stock, $0.0001 par value underlying the Series C-2 Preferred
Amount Registered | shares	153,187
Proposed Maximum Offering Price per Unit | $ / shares	1.1859
Maximum Aggregate Offering Price	$ 181,664.46
Fee Rate	0.01381%
Amount of Registration Fee	$ 25.09
Offering Note	Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) under the Securities Act of 1933, as amended, based upon the average of the high and low sale price of the Registrant’s common stock on December 16, 2025 as reported in the Nasdaq Stock Market.